Loans, Impaired Loans, and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a)
LOANS AND ACCEPTANCES
The following table provides details regarding the Bank’s loans and acceptances as at July 31, 2023 and October 31, 2022.
Loans and Acceptances

(millions of Canadian dollars)	As at
	July 31, 2023	October 31, 2022
Residential mortgages	$309,689	$293,924
Consumer instalment and other personal	211,700	206,152
Credit card	37,719	36,010

Business and government	315,478	301,389

	874,586	837,475
Customers’ liability under acceptances	19,614	19,733

Loans at FVOCI (Note 4)	961	2,353

Total loans and acceptances	895,161	859,561

Total allowance for loan losses	6,784	6,432

Total loans and acceptances, net of allowance	$888,377	$853,129
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at
	July 31, 2023	October 31, 2022
Loans at amortized cost	$315,478	$301,389
Customers’ liability under acceptances	19,614	19,733

Loans at FVOCI (Note 4)	961	2,353

Loans and acceptances	336,053	323,475

Allowance for loan and acceptances losses	2,888	2,739

Loans and acceptances, net of allowance	$333,165	$320,736

(b)
CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and small businesses, the Bank manages exposures on a pooled basis, using predictive credit scoring techniques. For non-retail
exposures, each borrower is assigned a BRR that reflects the probability of default (PD) of the borrower using proprietary industry and sector specific risk models and expert judgment. Refer to the shaded areas of the “Managing Risk” section of the 2022 MD&A for further details, including the mapping of PD ranges to risk levels for retail exposures as well as the Bank’s
21-point
BRR scale to risk levels and external ratings for
non-retail
exposures.
The following table provides the gross carrying amounts of loans, acceptances and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
			July 31, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages 1,2,3
Low Risk	$229,627	$94	$	n/a	$229,721	$208,450	$59	$	n/a	$208,509
Normal Risk	56,298	12,767		n/a	69,065	67,280	6,767		n/a	74,047
Medium Risk	388	7,700		n/a	8,088	418	8,132		n/a	8,550
High Risk	16	2,125		314	2,455	10	2,096		350	2,456

Default	n/a	n/a		360	360	n/a	n/a		362	362

Total loans	286,329	22,686		674	309,689	276,158	17,054		712	293,924

Allowance for loan losses	159	163		56	378	127	140		56	323

Loans, net of allowance	286,170	22,523		618	309,311	276,031	16,914		656	293,601
Consumer instalment and other personal 4
Low Risk	103,800	2,060		n/a	105,860	92,653	2,127		n/a	94,780
Normal Risk	53,297	14,162		n/a	67,459	61,508	13,799		n/a	75,307
Medium Risk	23,910	5,307		n/a	29,217	21,990	6,350		n/a	28,340
High Risk	3,322	5,078		307	8,707	2,202	4,793		335	7,330

Default	n/a	n/a		457	457	n/a	n/a		395	395

Total loans	184,329	26,607		764	211,700	178,353	27,069		730	206,152

Allowance for loan losses	654	876		177	1,707	619	850		154	1,623

Loans, net of allowance	183,675	25,731		587	209,993	177,734	26,219		576	204,529
Credit card
Low Risk	6,669	11		n/a	6,680	6,532	11		n/a	6,543
Normal Risk	10,771	129		n/a	10,900	10,760	137		n/a	10,897
Medium Risk	11,852	1,264		n/a	13,116	10,794	1,184		n/a	11,978
High Risk	2,492	4,109		327	6,928	2,590	3,653		265	6,508

Default	n/a	n/a		95	95	n/a	n/a		84	84

Total loans	31,784	5,513		422	37,719	30,676	4,985		349	36,010

Allowance for loan losses	687	849		275	1,811	685	855		207	1,747

Loans, net of allowance	31,097	4,664		147	35,908	29,991	4,130		142	34,263
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	154,559	111		n/a	154,670	144,994	596		n/a	145,590
Non-investment grade or Medium Risk	159,902	10,066		n/a	169,968	156,749	10,057		n/a	166,806
Watch and classified or High Risk	555	9,648		78	10,281	507	9,745		83	10,335

Default	n/a	n/a		1,134	1,134	n/a	n/a		744	744

Total loans and acceptances	315,016	19,825		1,212	336,053	302,250	20,398		827	323,475

Allowance for loan and acceptances losses	1,118	1,291		479	2,888	1,091	1,304		344	2,739

Loans and acceptances, net of allowance	313,898	18,534		733	333,165	301,159	19,094		483	320,736
Total loans and acceptances 6	817,458	74,631		3,072	895,161	787,437	69,506		2,618	859,561

Total allowance for loan losses 6,7	2,618	3,179		987	6,784	2,522	3,149		761	6,432
Total loans and acceptances, net of allowance 6	$814,840	$71,452		$2,085	$888,377	$784,915	$66,357		$1,857	$853,129

1
Includes impaired loans with a balance of $139 million (October 31, 2022 – $110 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
Excludes trading loans and
non-trading
loans at fair value through profit or loss (FVTPL) with a fair value of $17 billion (October 31, 2022 – $12 billion) and $4 billion (October 31, 2022 – $3 billion), respectively.

3	Includes insured mortgages of $75 billion (October 31, 2022 – $77 billion).
4	Includes Canadian government-insured real estate personal loans of $7 billion (October 31, 2022 – $9 billion).
5
Includes loans guaranteed by government agencies of $26 billion (October 31, 2022 – $28 billion), which are primarily reported in
Non-investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes acquired credit-impaired (ACI) loans of $92 million (October 31, 2022 – $115 million) and a related allowance for loan losses of $3 million (October 31, 2022 – $4 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2022 – nil).

Loans and Acceptances by Risk Ratings
(Continued)
– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars)										As at
	July 31, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures 2
Low Risk	$255,699	$868	$	n/a	$256,567	$240,203	$1,174	$	n/a	$241,377
Normal Risk	88,641	1,057		n/a	89,698	87,113	1,178		n/a	88,291
Medium Risk	19,992	1,004		n/a	20,996	21,914	1,015		n/a	22,929
High Risk	1,211	1,206		–	2,417	1,272	1,374		–	2,646
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	246,023	–		n/a	246,023	229,592	–		n/a	229,592
Non-investment grade	97,218	3,871		n/a	101,089	84,301	3,642		n/a	87,943
Watch and classified	251	3,076		–	3,327	237	4,265		–	4,502

Default	n/a	n/a		97	97	n/a	n/a		116	116

Total off-balance sheet credit instruments	709,035	11,082		97	720,214	664,632	12,648		116	677,396

Allowance for off-balance sheet credit instruments	469	517		2	988	433	495		3	931
Total off-balance sheet credit instruments, net of allowance	$708,566	$10,565		$95	$719,226	$664,199	$12,153		$113	$676,465

1	Excludes mortgage commitments.
2	Includes $367 billion (October 31, 2022 – $352 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $59 billion (October 31, 2022 – $51 billion) of the undrawn component of uncommitted credit and liquidity facilities.

(c)
ALLOWANCE FOR CREDIT LOSSES
The following table provides details on the Bank’s allowance for credit losses as at and for the three and nine months ended July 31, 2023 and July 31, 2022, including allowance for off-balance
sheet instruments in the applicable categories.
Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	July 31, 2023					July 31, 2022
Residential mortgages	$334	$45	$(1)	$–	$378	$255	$3	$(1)	$–	$257
Consumer instalment and other personal	1,766	246	(199)	(19)	1,794	1,595	111	(134)	(2)	1,570
Credit card	2,480	294	(287)	(46)	2,441	2,213	193	(177)	(5)	2,224

Business and government	3,064	181	(28)	(58)	3,159	2,847	45	(22)	(6)	2,864
Total allowance for loan losses, including off-balance sheet instruments	7,644	766	(515)	(123)	7,772	6,910	352	(334)	(13)	6,915
Debt securities at amortized cost	2	–	–	(1)	1	1	1	–	–	2

Debt securities at FVOCI	1	–	–	–	1	6	(2)	–	–	4
Total allowance for credit losses on debt securities	3	–	–	(1)	2	7	(1)	–	–	6
Total allowance for credit losses	$7,647	$766	$(515)	$(124)	$7,774	$6,917	$351	$(334)	$(13)	$6,921
Comprising:
Allowance for credit losses on loans at amortized cost	$6,644				$6,784	$6,076				$6,040
Allowance for credit losses on loans at FVOCI	–				–	–				–

Allowance for loan losses	6,644				6,784	6,076				6,040

Allowance for off-balance sheet instruments	1,000				988	834				875
Allowance for credit losses on debt securities	3				2	7				6

	For the nine months ended
	July 31, 2023					July 31, 2022
Residential mortgages	$323	$61	$(5)	$(1)	$378	$261	$(5)	$(1)	$2	$257
Consumer instalment and other personal	1,704	691	(576)	(25)	1,794	1,649	276	(375)	20	1,570
Credit card	2,352	958	(815)	(54)	2,441	2,314	344	(484)	50	2,224

Business and government	2,984	346	(116)	(55)	3,159	3,022	(162)	(50)	54	2,864
Total allowance for loan losses, including off-balance sheet instruments	7,363	2,056	(1,512)	(135)	7,772	7,246	453	(910)	126	6,915
Debt securities at amortized cost	1	–	–	–	1	2	–	–	–	2

Debt securities at FVOCI	2	(1)	–	–	1	7	(3)	–	–	4
Total allowance for credit losses on debt securities	3	(1)	–	–	2	9	(3)	–	–	6
Total allowance for credit losses	$7,366	$2,055	$(1,512)	$(135)	$7,774	$7,255	$450	$(910)	$126	$6,921
Comprising:
Allowance for credit losses on loans at amortized cost	$6,432				$6,784	$6,390				$6,040
Allowance for credit losses on loans at FVOCI	–				–	–				–

Allowance for loan losses	6,432				6,784	6,390				6,040

Allowance for off-balance sheet instruments	931				988	856				875
Allowance for credit losses on debt securities	3				2	9				6

(d)
ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended July 31, 2023 and July 31, 2022.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
July 31, 2023	July 31, 2022
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$116	$169	$49	$334	$130	$75	$50	$255
Provision for credit losses
Transfer to Stage 1 2	41	(40)	(1)	–	13	(12)	(1)	–
Transfer to Stage 2	(5)	8	(3)	–	(8)	11	(3)	–
Transfer to Stage 3	(1)	(10)	11	–	–	(3)	3	–
Net remeasurement due to transfers into stage 3	(7)	3	–	(4)	(3)	2	–	(1)
New originations or purchases 4	17	n/a	n/a	17	13	n/a	n/a	13
Net repayments 5	(1)	–	–	(1)	(1)	(1)	–	(2)
Derecognition of financial assets (excluding disposals and write-offs) 6	(2)	(5)	(3)	(10)	(3)	(3)	(7)	(13)
Changes to risk, parameters, and models 7	2	39	2	43	(21)	19	8	6
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(3)	(3)	–	–	(3)	(3)
Recoveries	–	–	2	2	–	–	2	2
Foreign exchange and other adjustments	(1)	(1)	2	–	–	–	–	–
Balance at end of period	$159	$163	$56	$378	$120	$88	$49	$257
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$675	$921	$170	$1,766	$568	$872	$155	$1,595
Provision for credit losses
Transfer to Stage 1 2	167	(166)	(1)	–	124	(117)	(7)	–
Transfer to Stage 2	(47)	63	(16)	–	(44)	61	(17)	–
Transfer to Stage 3	(2)	(46)	48	–	(2)	(50)	52	–
Net remeasurement due to transfers into stage 3	(61)	53	2	(6)	(29)	40	2	13
New originations or purchases 4	111	n/a	n/a	111	98	n/a	n/a	98
Net repayments 5	(21)	(18)	(2)	(41)	(15)	(21)	(4)	(40)
Derecognition of financial assets (excluding disposals and write-offs) 6	(21)	(25)	(13)	(59)	(27)	(48)	(14)	(89)
Changes to risk, parameters, and models 7	(102)	153	190	241	(31)	50	110	129
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(275)	(275)	–	–	(212)	(212)
Recoveries	–	–	76	76	–	–	78	78
Foreign exchange and other adjustments	(8)	(9)	(2)	(19)	(1)	–	(1)	(2)
Balance, including off-balance sheet instruments, at end of period	691	926	177	1,794	641	787	142	1,570
Less: Allowance for off-balance sheet instruments 8	37	50	–	87	33	41	–	74
Balance at end of period	$654	$876	$177	$1,707	$608	$746	$142	$1,496
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$964	$1,235	$281	$2,480	$921	$1,117	$175	$2,213
Provision for credit losses
Transfer to Stage 1 2	303	(294)	(9)	–	269	(263)	(6)	–
Transfer to Stage 2	(71)	88	(17)	–	(84)	96	(12)	–
Transfer to Stage 3	(4)	(171)	175	–	(4)	(156)	160	–
Net remeasurement due to transfers into stage 3	(131)	105	5	(21)	(75)	129	5	59
New originations or purchases 4	47	n/a	n/a	47	50	n/a	n/a	50
Net repayments 5	(3)	1	13	11	(4)	(2)	7	1
Derecognition of financial assets (excluding disposals and write-offs) 6	(11)	(18)	(80)	(109)	(13)	(22)	(48)	(83)
Changes to risk, parameters, and models 7	(109)	275	200	366	(115)	204	77	166
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(360)	(360)	–	–	(246)	(246)
Recoveries	–	–	73	73	–	–	69	69
Foreign exchange and other adjustments	(18)	(22)	(6)	(46)	(2)	(2)	(1)	(5)
Balance, including off-balance sheet instruments, at end of period	967	1,199	275	2,441	943	1,101	180	2,224
Less: Allowance for off-balance sheet instruments 8	280	350	–	630	257	300	–	557
Balance at end of period	$687	$849	$275	$1,811	$686	$801	$180	$1,667

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
	July 31, 2023				July 31, 2022
	Stage 1	Stage 2	Stage 3 1	Total	Stage 1	Stage 2	Stage 3 1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,261	$1,441	$362	$3,064	$1,126	$1,394	$327	$2,847
Provision for credit losses
Transfer to Stage 1 3	71	(71)	–	–	81	(77)	(4)	–
Transfer to Stage 2	(128)	131	(3)	–	(114)	117	(3)	–
Transfer to Stage 3	(1)	(59)	60	–	(1)	(30)	31	–
Net remeasurement due to transfers into stage 3	(21)	27	1	7	(19)	34	–	15
New originations or purchases 3	300	n/a	n/a	300	335	n/a	n/a	335
Net repayments 3	8	(10)	(16)	(18)	9	(14)	(15)	(20)
Derecognition of financial assets (excluding disposals and write-offs) 3	(173)	(155)	(127)	(455)	(206)	(172)	(108)	(486)
Changes to risk, parameters, and models 3	(20)	120	247	347	(46)	113	134	201
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(49)	(49)	–	–	(37)	(37)
Recoveries	–	–	21	21	–	–	15	15

Foreign exchange and other adjustments	(27)	(16)	(15)	(58)	(1)	(1)	(4)	(6)
Balance, including off-balance sheet instruments, at end of period	1,270	1,408	481	3,159	1,164	1,364	336	2,864

Less: Allowance for off-balance sheet instruments 4	152	117	2	271	128	113	3	244

Balance at end of period	1,118	1,291	479	2,888	1,036	1,251	333	2,620
Total Allowance, including off-balance sheet instruments, at end of period	3,087	3,696	989	7,772	2,868	3,340	707	6,915
Less: Total Allowance for off-balance sheet instruments 4	469	517	2	988	418	454	3	875
Total Allowance for Loan Losses at end of period	$2,618	$3,179	$987	$6,784	$2,450	$2,886	$704	$6,040

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The following table provides details on the Bank’s allowance for loan losses by stage as at and for the nine months ended July 31, 2023 and July 31, 2022.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the nine months ended
July 31, 2023	July 31, 2022
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$127	$140	$56	$323	$35	$175	$51	$261
Provision for credit losses
Transfer to Stage 1 2	97	(95)	(2)	–	92	(90)	(2)	–
Transfer to Stage 2	(19)	31	(12)	–	(15)	23	(8)	–
Transfer to Stage 3	(2)	(18)	20	–	–	(8)	8	–
Net remeasurement due to transfers into stage 3	(18)	14	–	(4)	(14)	7	–	(7)
New originations or purchases 4	33	n/a	n/a	33	29	n/a	n/a	29
Net repayments 5	(3)	(2)	–	(5)	(3)	(3)	–	(6)
Derecognition of financial assets (excluding disposals and write-offs) 6	(4)	(13)	(9)	(26)	(5)	(14)	(23)	(42)
Changes to risk, parameters, and models 7	(50)	107	6	63	–	(3)	24	21
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(8)	(8)	–	–	(7)	(7)
Recoveries	–	–	3	3	–	–	6	6
Foreign exchange and other adjustments	(2)	(1)	2	(1)	1	1	–	2
Balance at end of period	$159	$163	$56	$378	$120	$88	$49	$257
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$654	$896	$154	$1,704	$550	$960	$139	$1,649
Provision for credit losses
Transfer to Stage 1 2	473	(469)	(4)	–	518	(509)	(9)	–
Transfer to Stage 2	(147)	200	(53)	–	(125)	170	(45)	–
Transfer to Stage 3	(6)	(141)	147	–	(6)	(159)	165	–
Net remeasurement due to transfers into stage 3	(162)	156	7	1	(137)	126	6	(5)
New originations or purchases 4	309	n/a	n/a	309	219	n/a	n/a	219
Net repayments 5	(44)	(62)	(8)	(114)	(55)	(59)	(10)	(124)
Derecognition of financial assets (excluding disposals and write-offs) 6	(56)	(72)	(30)	(158)	(69)	(138)	(41)	(248)
Changes to risk, parameters, and models 7	(320)	430	543	653	(260)	382	312	434
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(795)	(795)	–	–	(601)	(601)
Recoveries	–	–	219	219	–	–	226	226
Foreign exchange and other adjustments	(10)	(12)	(3)	(25)	6	14	–	20
Balance, including off-balance sheet instruments, at end of period	691	926	177	1,794	641	787	142	1,570
Less: Allowance for off-balance sheet instruments 8	37	50	–	87	33	41	–	74
Balance at end of period	$654	$876	$177	$1,707	$608	$746	$142	$1,496
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$954	$1,191	$207	$2,352	$878	$1,298	$138	$2,314
Provision for credit losses
Transfer to Stage 1 2	872	(852)	(20)	–	966	(951)	(15)	–
Transfer to Stage 2	(233)	276	(43)	–	(210)	239	(29)	–
Transfer to Stage 3	(14)	(514)	528	–	(14)	(475)	489	–
Net remeasurement due to transfers into stage 3	(397)	353	15	(29)	(278)	314	14	50
New originations or purchases 4	144	n/a	n/a	144	159	n/a	n/a	159
Net repayments 5	59	2	41	102	(9)	(2)	16	5
Derecognition of financial assets (excluding disposals and write-offs) 6	(33)	(59)	(191)	(283)	(46)	(97)	(120)	(263)
Changes to risk, parameters, and models 7	(364)	829	559	1,024	(523)	749	167	393
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,031)	(1,031)	–	–	(708)	(708)
Recoveries	–	–	216	216	–	–	224	224
Foreign exchange and other adjustments	(21)	(27)	(6)	(54)	20	26	4	50
Balance, including off-balance sheet instruments, at end of period	967	1,199	275	2,441	943	1,101	180	2,224
Less: Allowance for off-balance sheet instruments 8	280	350	–	630	257	300	–	557
Balance at end of period	$687	$849	$275	$1,811	$686	$801	$180	$1,667

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the nine months ended
	July 31, 2023				July 31, 2022
	Stage 1	Stage 2	Stage 3 1	Total	Stage 1	Stage 2	Stage 3 1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,220	$1,417	$347	$2,984	$1,186	$1,526	$310	$3,022
Provision for credit losses
Transfer to Stage 1 3	293	(291)	(2)	–	290	(285)	(5)	–
Transfer to Stage 2	(411)	420	(9)	–	(297)	309	(12)	–
Transfer to Stage 3	(10)	(98)	108	–	(2)	(71)	73	–
Net remeasurement due to transfers into stage 3	(85)	78	1	(6)	(66)	65	–	(1)
New originations or purchases 3	897	n/a	n/a	897	813	n/a	n/a	813
Net repayments 3	40	(49)	(59)	(68)	26	(47)	(45)	(66)
Derecognition of financial assets (excluding disposals and write-offs) 3	(524)	(427)	(366)	(1,317)	(562)	(451)	(270)	(1,283)
Changes to risk, parameters, and models 3	(136)	376	600	840	(252)	284	343	375
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(157)	(157)	–	–	(91)	(91)
Recoveries	–	–	41	41	–	–	41	41

Foreign exchange and other adjustments	(14)	(18)	(23)	(55)	28	34	(8)	54
Balance, including off-balance sheet instruments, at end of period	1,270	1,408	481	3,159	1,164	1,364	336	2,864

Less: Allowance for off-balance sheet instruments 4	152	117	2	271	128	113	3	244

Balance at end of period	1,118	1,291	479	2,888	1,036	1,251	333	2,620
Total Allowance, including off-balance sheet instruments, at end of period	3,087	3,696	989	7,772	2,868	3,340	707	6,915
Less: Total Allowance for off-balance sheet instruments 4	469	517	2	988	418	454	3	875
Total Allowance for Loan Losses at end of period	$2,618	$3,179	$987	$6,784	$2,450	$2,886	$704	$6,040

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
The allowance for credit losses on all remaining financial assets is not significant.

(e)
FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated in risk parameters as appropriate. Additional risk factors that are industry or segment specific are also incorporated, where relevant. The key macroeconomic variables used in determining ECLs include regional unemployment rates for all retail exposures and regional housing price indices for residential mortgages and home equity lines of credit. For business and government loans, the key macroeconomic variables include gross domestic product (GDP), unemployment rates, interest rates, and credit spreads. Refer to Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for a discussion of how forward-looking information is generated and considered in determining whether there has been a significant increase in credit risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected over the forecast period. The following table represents the average values of the macroeconomic variables over the four calendar quarters starting with the current quarter, and the remaining
4-year
forecast period for the base forecast and upside and downside scenarios used in determining the Bank’s ECLs as at July 31, 2023. As the forecast period increases, information about the future becomes less readily a vailabl
e and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. Restrictive monetary policy is contributing to elevated economic uncertainty and is likely to lead to a near-term deceleration in economic growth and a modest increase in unemployment rate.

Macroeconomic Variables
					As at
					July 31, 2023
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q3 2023- Q2 2024 1	Remaining 4-year period 1	Average Q3 2023- Q2 2024 1	Remaining 4-year period 1	Average Q3 2023- Q2 2024 1	Remaining 4-year period 1
Unemployment rate
Canada	5.8%	6.0%	5.3%	5.7%	6.8%	7.0%
United States	3.9	4.2	3.7	3.9	4.9	5.2
Real GDP
Canada	0.9	1.5	1.4	1.6	(0.6)	1.7
United States	0.9	1.8	1.6	1.9	(0.6)	2.0
Home prices
Canada (average existing price) 2	8.3	2.4	10.0	2.5	(5.8)	6.5
United States (CoreLogic HPI) 3	(2.9)	2.0	1.1	2.2	(12.5)	5.0
Central bank policy interest rate
Canada	4.88	2.50	5.38	2.58	3.81	1.98
United States	5.38	2.81	5.63	2.83	4.13	2.23
U.S. 10-year treasury yield	3.57	2.98	3.95	3.08	3.11	2.93
U.S. 10-year BBB spread (%-pts)	2.10	1.83	1.86	1.79	2.68	2.08

Exchange rate (U.S. dollar/Canadian dollar)	$0.74	$0.79	$0.78	$0.81	$0.71	$0.73

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(f)
SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally developed models, the macroeconomic variables in the forward-looking forecasts and respective probability weightings in determining the probability-weighted ECLs, and other factors considered when applying expert credit judgment. Changes in these inputs, assumptions, models, and judgments would affect the assessment of significant increase in credit risk and the measurement of ECLs.
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)	As at
	July 31, 2023	October 31, 2022
Probability-weighted ECLs	$6,783	$6,599

Base ECLs	6,352	6,095
Difference – in amount	$431	$504
Difference – in percentage	6.8%	8.3%

ECLs for performing loans and
off-balance
sheet instruments consist of an aggregate amount of Stage 1 and Stage 2 probability-weighted ECLs which are twelve-month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage 2 ECLs result from a significant increase in credit risk since initial recognition of the loan. The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance
sheet instruments calculated using
twelve-month
ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)	As at
	July 31, 2023	October 31, 2022
Probability-weighted ECLs	$6,783	$6,599

All performing loans and off-balance sheet instruments using 12-month ECLs	4,995	4,819
Incremental lifetime ECLs impact	$1,788	$1,780
(g)
FORECLOSED ASSETS
Foreclosed assets are repossessed
non-financial
assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held for sale were $53 million as at July 31, 2023 (October 31, 2022 – $51 million) and were recorded in Other assets on the Interim Consolidated Balance Sheet.
(h)
LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)						As at
	July 31, 2023			October 31, 2022
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$262	$71	$333	$230	$69	$299
Consumer instalment and other personal	773	252	1,025	668	204	872
Credit card	306	210	516	271	172	443

Business and government	417	131	548	654	162	816
Total	$1,758	$664	$2,422	$1,823	$607	$2,430

1	Includes loans that are measured at FVOCI.